Acquisitions - Narrative (Q3) (Details) - Business Combination, Series of Individually Immaterial Business Combinations $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) acquisition	Dec. 31, 2023 USD ($) Business	Dec. 31, 2022 USD ($) Business
Business Combination [Line Items]
Number of acquisitions	3	5	9
Total consideration	$ 98	$ 1,617	$ 2,123